Employees benefits (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
F A F [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 3,647,431	R$ 3,603,611
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	9.44%	8.50%
F A F [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 2,607,913	R$ 2,385,591
Percentage of plan assets at fair value	71.50%	66.20%
F A F [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 339,211	R$ 421,622
Percentage of plan assets at fair value	9.30%	11.70%
F A F [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 368,391	R$ 342,343
Percentage of plan assets at fair value	10.10%	9.50%
F A F [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 331,916	R$ 454,055
Percentage of plan assets at fair value	9.10%	12.60%
Plan I I [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 22,845	R$ 22,745
Percentage of plan assets at fair value	100.00%	100.00%
% of nominal return on assets	9.33%	8.30%
Plan I I [Member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 20,629	R$ 19,969
Percentage of plan assets at fair value	90.30%	87.80%
Plan I I [Member] | Variable Income [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 937	R$ 1,115
Percentage of plan assets at fair value	4.10%	4.90%
Plan I I [Member] | Realestate 1 [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 23	R$ 23
Percentage of plan assets at fair value	0.10%	0.10%
Plan I I [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Plan assets at fair value	R$ 1,256	R$ 1,638
Percentage of plan assets at fair value	5.50%	7.20%